Cash and cash equivalents (Details 5) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 509,102	$ 588,530	$ 556,066	$ 630,438
Other current financial assets	348,069	505,490
Other non-current financial hedge assets	51,925	8,778
Other current financial liabilities	(68,955)	(291,128)
Lease liabilities, current	5,528	7,694
Other non-current financial liabilities	(1,899,513)	(1,488,723)
Lease liabilities, non-current	25,546	30,203
Total	1,105,095	719,810
Net Debt [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	509,102	588,530
Other current financial assets	348,069	505,490
Other non-current financial hedge assets	37,276	3,918
Other current financial liabilities	(68,955)	(291,128)
Lease liabilities, current	(5,528)	(7,694)
Other non-current financial liabilities	(1,899,513)	(1,488,723)
Lease liabilities, non-current	(25,546)	(30,203)
Total	$ (1,105,095)	$ (719,810)